Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.001 par value per share
Amount Registered | shares	2,345,962
Proposed Maximum Offering Price per Unit	12.63
Maximum Aggregate Offering Price	$ 29,629,500.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,091.83
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional ordinary shares, par value $0.001 per share (the “Shares”) of Crescent Biopharma, Inc. (the “Registrant”) that become issuable under the Crescent Biopharma, Inc. 2025 Stock Incentive Plan (the “2025 Plan”), the Crescent Biopharma, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”), the Crescent Biopharma, Inc. 2024 Equity Incentive Plan (the “2024 Plan”), and the Crescent Biopharma, Inc. 2025 Employment Inducement Incentive Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding ordinary shares.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Shares, as quoted on The Nasdaq Global Market, on October 31, 2025.Represents the Shares issuable under the 2025 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.001 par value per share
Amount Registered | shares	195,497
Proposed Maximum Offering Price per Unit	12.63
Maximum Aggregate Offering Price	$ 2,469,127.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 340.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional ordinary shares, par value $0.001 per share (the “Shares”) of Crescent Biopharma, Inc. (the “Registrant”) that become issuable under the Crescent Biopharma, Inc. 2025 Stock Incentive Plan (the “2025 Plan”), the Crescent Biopharma, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”), the Crescent Biopharma, Inc. 2024 Equity Incentive Plan (the “2024 Plan”), and the Crescent Biopharma, Inc. 2025 Employment Inducement Incentive Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding ordinary shares.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Shares, as quoted on The Nasdaq Global Market, on October 31, 2025.Represents the Shares issuable under the ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.001 par value per share
Amount Registered | shares	3,684,330
Proposed Maximum Offering Price per Unit	7.9
Maximum Aggregate Offering Price	$ 29,106,207
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,019.57
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional ordinary shares, par value $0.001 per share (the “Shares”) of Crescent Biopharma, Inc. (the “Registrant”) that become issuable under the Crescent Biopharma, Inc. 2025 Stock Incentive Plan (the “2025 Plan”), the Crescent Biopharma, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”), the Crescent Biopharma, Inc. 2024 Equity Incentive Plan (the “2024 Plan”), and the Crescent Biopharma, Inc. 2025 Employment Inducement Incentive Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding ordinary shares.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act and based on the weighted average exercise price of the outstanding options under the 2024 Plan (the “Assumed Options”) of $7.90, which options were assumed by the Registrant and converted into stock options to purchase Shares in connection with the consummation of the business combination pursuant to that certain Agreement and Plan of Merger and Reorganization, dated as of October 28, 2024 and amended as of February 14, 2025 and April 28, 2025, by and among the Registrant, Gemini Merger Sub Corp., Gemini Merger Sub II, LLC and Crescent Biopharma Operating Company, LLC (formerly known as Crescent Biopharma, Inc.).Represents the Shares issuable under the Assumed Options.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.001 par value per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	12.63
Maximum Aggregate Offering Price	$ 15,787,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,180.25
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional ordinary shares, par value $0.001 per share (the “Shares”) of Crescent Biopharma, Inc. (the “Registrant”) that become issuable under the Crescent Biopharma, Inc. 2025 Stock Incentive Plan (the “2025 Plan”), the Crescent Biopharma, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”), the Crescent Biopharma, Inc. 2024 Equity Incentive Plan (the “2024 Plan”), and the Crescent Biopharma, Inc. 2025 Employment Inducement Incentive Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding ordinary shares.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Shares, as quoted on The Nasdaq Global Market, on October 31, 2025.Represents the Shares issuable under the Inducement Plan.